Common Stock - Schedule of Reconciliation of Shares Issued and Outstanding (Detail) - Common Stock [Member] - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Total shares of common stock legally issued and outstanding	35,736,584	544,967	375,492
Less: unvested early exercised shares of common stock	(17,820)	(757)	(41,834)
Total shares issued and outstanding	35,718,764	544,210	333,658